Revenue (Details 1) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Contractual assets, beginning	£ 47
Contractual liabilities, beginning	(1,468)		(197)
Contractual assets, Transfers in the period from contract assets to trade receivables	(47)
Contractual liabilities, Transfers in the period from contract assets to trade receivables
Contractual assets, Amounts included in contract liabilities that was recognised as revenue during the period
Contractual liabilities, Amounts included in contract liabilities that was recognised as revenue during the period			197
Contractual assets, Amounts included in contract liabilities that was recognised as grant income and netted against the relevant expenses in the period
Contractual liabilities, Amounts included in contract liabilities that was recognised as grant income and netted against the relevant expenses in the period	4,458
Contractual assets, Excess of revenue recognised over cash	39	47
Contractual liabilities, Excess of revenue recognised over cash
Contractual assets, Cash received in advance of performance and not recognised as revenue during the period
Contractual liabilities, Cash received in advance of performance and not recognised as revenue during the period	(3,645)	(1,468)
Contractual assets, Foreign exchange
Contractual liabilities, Foreign exchange	85
Contractual assets, ending	39	47
Contractual liabilities, ending	£ (571)	£ (1,468)